US Vegan Climate ETF
Schedule of Investments
April 30, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communications - 17.3%
Alphabet, Inc. - Class A	21,459	$8,257,423
AppLovin Corp. - Class A (a)	1,426	636,495
Arista Networks, Inc. (a)	5,808	1,003,100
AST SpaceMobile, Inc. (a)	1,220	90,158
AT&T, Inc.	148,986	3,893,004
Booking Holdings, Inc.	4,400	740,784
CDW Corp.	731	100,081
Charter Communications, Inc. - Class A (a)	506	83,576
Ciena Corp. (a)	785	414,150
Cisco Systems, Inc.	75,052	6,867,258
Comcast Corp. - Class A	20,594	556,862
DoorDash, Inc. - Class A (a)	1,902	320,772
eBay, Inc.	2,563	265,219
EchoStar Corp. - Class A (a)	686	84,474
Expedia Group, Inc.	662	164,421
F5 Networks, Inc. (a)	319	103,324
Gen Digital, Inc.	3,046	58,757
GoDaddy, Inc. - Class A (a)	745	64,659
Lyft, Inc. - Class A (a)	2,048	28,979
Match Group, Inc.	1,248	46,700
Omnicom Group, Inc.	1,077	82,628
Palo Alto Networks, Inc. (a)	3,770	676,037
Paramount Skydance Corp.	5,541	56,740
Pinterest, Inc. - Class A (a)	3,360	66,058
Reddit, Inc. - Class A (a)	704	103,650
Sirius XM Holdings, Inc.	1,073	28,907
Snap, Inc. - Class A (a)	5,986	36,335
T-Mobile US, Inc.	2,622	512,601
Trade Desk, Inc. - Class A (a)	2,482	58,550
Ubiquiti, Inc.	22	22,264
VeriSign, Inc.	447	120,091
Verizon Communications, Inc.	23,740	1,140,232
Versant Media Group, Inc.	821	32,996
Zillow Group, Inc. - Class A (a)	265	11,822
Zillow Group, Inc. - Class C (a)	983	43,645
		26,772,752

Consumer, Cyclical - 2.1%
Allison Transmission Holdings, Inc.	468	62,876
AutoNation, Inc. (a)	151	32,069
BorgWarner, Inc.	1,210	68,934
CarMax, Inc. (a)	807	31,723
Copart, Inc. (a)	4,836	160,120
DR Horton, Inc.	1,477	227,251
Fastenal Co.	6,452	289,888
Ferguson Enterprises, Inc.	1,043	279,222
Genuine Parts Co.	766	82,138
Lennar Corp. - Class A	1,236	111,611
Lennar Corp. - Class B	43	3,800
Lithia Motors, Inc.	139	40,327
Live Nation Entertainment, Inc. (a)	890	140,567
LKQ Corp.	1,368	43,201
National Vision Holdings, Inc. (a)	410	9,520
NVR, Inc. (a)	14	88,422
O'Reilly Automotive, Inc. (a)	4,766	473,740
PACCAR, Inc.	2,916	346,421
Planet Fitness, Inc. - Class A (a)	471	31,402
Pool Corp.	208	44,371
PulteGroup, Inc.	1,082	132,393
Rivian Automotive, Inc. - Class A (a)	4,473	73,357
Toll Brothers, Inc.	534	75,903
Warner Music Group Corp. - Class A	762	21,542
Watsco, Inc.	195	85,379
WW Grainger, Inc.	240	278,724
		3,234,901

Consumer, Non-cyclical - 7.2%
Affirm Holdings, Inc. (a)	1,370	88,064
Automatic Data Processing, Inc.	2,275	482,164
Avis Budget Group, Inc. (a)	96	17,344
Beyond Meat, Inc. (a)	2,327	2,290
Block, Inc. (a)	3,055	215,408
Celsius Holdings, Inc. (a)	917	30,784
Centene Corp. (a)	2,740	147,111
Cigna Group	1,470	427,153
elf Beauty, Inc. (a)	308	19,703
Equifax, Inc.	681	118,453
Ginkgo Bioworks Holdings, Inc. (a)	252	2,132
Global Payments, Inc.	1,352	97,290
H&R Block, Inc.	711	22,560
Hertz Global Holdings, Inc. (a)	1,600	10,176
Humana, Inc.	675	159,597
IQVIA Holdings, Inc. (a)	948	150,135
McKesson Corp.	697	568,194
Molina Healthcare, Inc. (a)	300	58,386
Moody's Corp.	870	401,809
Natera, Inc. (a)	727	149,878
Omnicell, Inc. (a)	233	9,651
Robert Half, Inc.	522	13,890
S&P Global, Inc.	1,716	739,991
Tenet Healthcare Corp. (a)	487	86,257
Toast, Inc. - Class A (a)	2,605	74,295
TransUnion	1,090	77,390
United Rentals, Inc.	355	340,743
UnitedHealth Group, Inc.	17,678	6,549,345
Verisk Analytics, Inc.	780	143,902
		11,204,095

Energy - 0.1%
Enphase Energy, Inc. (a)	668	22,017
First Solar, Inc. (a)	571	115,279
Plug Power, Inc. (a)	6,489	20,311
Sunrun, Inc. (a)	1,196	15,225
		172,832

Financial - 18.4%
Aflac, Inc.	2,716	308,728
Allstate Corp.	1,471	319,589
American Express Co.	11,443	3,696,661
American Tower Corp.	2,632	480,893
Ameriprise Financial, Inc.	526	249,740
Aon PLC - Class A	1,089	339,387
Arch Capital Group Ltd. (a)	2,009	189,770
Arthur J Gallagher & Co.	1,427	294,533
AvalonBay Communities, Inc.	796	145,668
Bank of New York Mellon Corp.	3,925	527,402
Brown & Brown, Inc.	1,609	96,781
Cboe Global Markets, Inc.	584	175,253
CBRE Group, Inc. - Class A (a)	1,664	237,503
Cincinnati Financial Corp.	864	141,350
Citizens Financial Group, Inc.	2,410	156,770
CME Group, Inc.	2,018	580,821
CoStar Group, Inc. (a)	2,346	81,195
Crown Castle, Inc.	2,440	216,623
Equinix, Inc.	544	589,060
Equity Residential	1,933	126,380
Erie Indemnity Co. - Class A	138	30,212
Essex Property Trust, Inc.	354	93,176
Extra Space Storage, Inc.	1,177	168,699
F&G Annuities & Life, Inc.	84	2,406
Fidelity National Financial, Inc.	1,452	75,940
Fifth Third Bancorp	3,709	188,269
Huntington Bancshares, Inc.	8,776	147,086
Interactive Brokers Group, Inc. - Class A	2,376	188,892
Invitation Homes, Inc.	3,221	92,668
Iron Mountain, Inc.	1,645	207,254
KeyCorp	5,242	115,901
Kimco Realty Corp.	3,711	87,728
LPL Financial Holdings, Inc.	443	148,020
M&T Bank Corp.	875	191,301
Markel Group, Inc. (a)	66	116,983
Marsh & McLennan Companies, Inc.	2,749	461,035
Mastercard, Inc. - Class A	11,563	5,815,264
MetLife, Inc.	3,129	250,633
Mid-America Apartment Communities, Inc.	655	84,613
Nasdaq, Inc.	2,406	221,135
Progressive Corp.	3,289	662,010
Prologis, Inc.	5,216	740,776
Prudential Financial, Inc.	1,977	193,963
Public Storage	885	267,668
Raymond James Financial, Inc.	1,009	159,745
Realty Income Corp.	5,143	330,386
Regency Centers Corp.	911	70,921
Regions Financial Corp.	5,009	143,007
Rocket Cos., Inc. - Class A (a)	5,124	74,913
SBA Communications Corp.	594	131,393
Simon Property Group, Inc.	1,815	369,734
Sun Communities, Inc.	695	88,849
Synchrony Financial	2,087	159,029
Tradeweb Markets, Inc. - Class A	655	74,179
Ventas, Inc.	2,547	223,779
Visa, Inc. - Class A	18,997	6,265,970
Welltower, Inc.	3,758	816,764
Willis Towers Watson PLC	543	139,117
		28,553,525

Industrial - 5.0%
A O Smith Corp.	633	39,145
Acuity, Inc.	167	48,392
Advanced Drainage Systems, Inc.	375	55,969
Allegion PLC	480	65,990
Amrize Ltd.	2,771	149,024
Builders FirstSource, Inc. (a)	607	48,008
Cognex Corp.	942	52,290
Coherent Corp. (a)	710	226,994
Comfort Systems USA, Inc.	195	358,849
Crown Holdings, Inc.	644	63,312
Deere & Co.	1,384	816,380
Dover Corp.	768	173,883
EMCOR Group, Inc.	245	218,459
Energizer Holdings, Inc.	332	6,501
Expeditors International of Washington, Inc.	758	112,101
FedEx Corp.	1,219	491,635
Graco, Inc.	919	73,768
Graphic Packaging Holding Co.	1,642	15,648
Hubbell, Inc.	297	150,926
IDEX Corp.	420	91,497
ITT, Inc.	433	92,809
Jabil, Inc.	587	198,107
Johnson Controls International PLC	3,657	534,032
Lennox International, Inc.	171	91,466
Littelfuse, Inc.	134	54,159
Mettler-Toledo International, Inc. (a)	113	144,257
MSA Safety, Inc.	206	34,276
nVent Electric PLC	900	128,610
Otis Worldwide Corp.	2,204	171,647
Owens Corning	468	57,723
Rockwell Automation, Inc.	627	256,387
Saia, Inc. (a)	146	65,528
Silgan Holdings, Inc.	445	18,045
Simpson Manufacturing Company, Inc.	230	43,868
Smurfit Westrock PLC	2,872	110,256
Snap-on, Inc.	288	110,419
Stanley Black & Decker, Inc.	861	67,296
Symbotic, Inc. (a)	244	14,420
Toro Co.	544	51,772
Trane Technologies PLC	1,248	614,690
Trex Company, Inc. (a)	597	23,402
Trimble, Inc. (a)	1,334	89,805
United Parcel Service, Inc. - Class B	4,141	450,541
Vertiv Holdings Co. - Class A	1,946	639,241
Westinghouse Air Brake Technologies Corp.	953	257,205
XPO, Inc. (a)	651	143,305
		7,722,037

Technology - 49.4% (b)
Accenture PLC - Class A	3,487	623,162
Adobe, Inc. (a)	2,352	578,827
Advanced Micro Devices, Inc. (a)	26,490	9,390,440
Apple, Inc.	22,813	6,190,308
Applied Materials, Inc.	4,474	1,764,948
Astera Labs, Inc. (a)	723	140,797
Atlassian Corp. - Class A (a)	934	64,063
Autodesk, Inc. (a)	1,192	282,504
Bentley Systems, Inc. - Class B	907	29,586
Broadcom, Inc.	17,916	7,478,676
Broadridge Financial Solutions, Inc.	652	100,395
Cadence Design Systems, Inc. (a)	1,526	502,954
Cloudflare, Inc. - Class A (a)	1,731	354,803
Cognizant Technology Solutions Corp. - Class A	2,744	145,158
CoreWeave, Inc. - Class A (a)	1,340	149,544
Crowdstrike Holdings, Inc. - Class A (a)	1,380	615,135
Datadog, Inc. - Class A (a)	1,759	232,522
Dell Technologies, Inc. - Class C	1,663	347,484
Electronic Arts, Inc.	1,263	255,593
Everpure, Inc. - Class A (a)	1,741	124,394
Fair Isaac Corp. (a)	130	133,250
Fidelity National Information Services, Inc.	2,936	136,612
Fiserv, Inc. (a)	3,038	190,331
Fortinet, Inc. (a)	3,465	292,134
Gartner, Inc. (a)	410	60,881
GLOBALFOUNDRIES, Inc. (a)	427	27,584
Guidewire Software, Inc. (a)	442	61,168
HubSpot, Inc. (a)	284	62,980
Intel Corp. (a)	26,289	2,483,785
International Business Machines Corp.	18,535	4,281,214
Intuit, Inc.	1,524	592,074
IonQ, Inc. (a)	1,903	85,863
KLA Corp.	735	1,286,507
Lam Research Corp.	7,084	1,826,680
Marvell Technology, Inc.	4,829	797,509
Microchip Technology, Inc.	2,976	276,500
Micron Technology, Inc.	22,645	11,711,088
MongoDB, Inc. (a)	440	110,365
Monolithic Power Systems, Inc.	255	411,675
MSCI, Inc.	418	247,209
NetApp, Inc.	1,120	124,062
Nutanix, Inc. - Class A (a)	1,409	57,614
NVIDIA Corp.	33,639	6,713,335
Okta, Inc. (a)	944	69,526
ON Semiconductor Corp. (a)	2,291	230,956
Oracle Corp.	27,669	4,465,500
Paychex, Inc.	1,806	167,290
PTC, Inc. (a)	666	90,776
ROBLOX Corp. - Class A (a)	3,460	191,200
Salesforce, Inc.	19,277	3,402,969
Samsara, Inc. - Class A (a)	1,825	52,451
Sandisk Corp. (a)	764	837,734
Seagate Technology Holdings PLC	1,116	751,782
ServiceNow, Inc. (a)	5,537	488,972
Snowflake, Inc. - Class A (a)	1,808	246,738
SS&C Technologies Holdings, Inc.	1,195	82,814
Strategy, Inc. - Class A (a)	1,478	244,535
Super Micro Computer, Inc. (a)	2,850	78,090
Synopsys, Inc. (a)	1,039	501,423
Take-Two Interactive Software, Inc. (a)	966	206,492
Teradyne, Inc.	892	306,375
Texas Instruments, Inc.	5,093	1,431,540
Twilio, Inc. - Class A (a)	811	120,077
Tyler Technologies, Inc. (a)	239	81,532
Veeva Systems, Inc. - Class A (a)	843	131,483
Western Digital Corp.	1,921	834,713
Workday, Inc. - Class A (a)	1,212	148,349
Zoom Communications, Inc. - Class A (a)	1,498	145,531
Zscaler, Inc. (a)	539	70,437
		76,720,998

Utilities - 0.1%
American Water Works Company, Inc.	1,135	145,757
TOTAL COMMON STOCKS (Cost $103,026,601)		154,526,897

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	615,908	615,908
TOTAL MONEY MARKET FUNDS (Cost $615,908)		615,908

TOTAL INVESTMENTS - 100.0% (Cost $103,642,509)		155,142,805
Other Assets in Excess of Liabilities - 0.0% (d)		30,147
TOTAL NET ASSETS - 100.0%		$155,172,952

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

US Vegan Climate ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$154,526,897	$–	$–	$154,526,897
Money Market Funds	615,908	–	–	615,908
Total Investments	$155,142,805	$–	$–	$155,142,805

Refer to the Schedule of Investments for further disaggregation of investment categories.